Filed Pursuant to Rule 497(e)
1933 Act File No. 333-78275
1940 Act File No. 811-09303

KINETICS MUTUAL FUNDS, INC.

On behalf of Kinetics Mutual Funds, Inc. (the “Company”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented forms of Prospectuses for the Internet Fund, the Global Fund, the Medical Fund, the Market Opportunities Fund, the Small Cap Opportunities Fund, the Paradigm Fund, the Multi-Disciplinary Fund, and the Alternative Income Fund, which was filed pursuant to Rule 497(e) on January 10, 2019.  The purpose of this filing is to submit the 497(e) filing dated January 10, 2019 in XBRL for the Internet Fund, the Global Fund, the Medical Fund, the Market Opportunities Fund, the Small Cap Opportunities Fund, the Paradigm Fund, the Multi-Disciplinary Fund, and the Alternative Income Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE